Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2024
Accrued expenses and prepaid revenues
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2024	Dec 31, 2023
Interest expenses accrued	8,720	8,333
Other accrued expenses and prepaid revenues	78	54
Total	8,798	8,387